share-based compensation - Expense (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
share-based compensation
Employee benefits expense	$ 50	$ 42	$ 88	$ 98
Associated operating cash outflows	(11)	(12)	(22)	(25)
Statement of cash flows adjustment	39	30	66	73	$ 110	$ 127
TELUS technology solutions
share-based compensation
Employee benefits expense	37	39	73	76
Associated operating cash outflows	(9)	(12)	(18)	(24)
Statement of cash flows adjustment	28	27	55	52
TELUS digital experience
share-based compensation
Employee benefits expense	13	3	15	22
Associated operating cash outflows	(2)		(4)	(1)
Statement of cash flows adjustment	11	3	11	21
Restricted share units
share-based compensation
Employee benefits expense	42	30	72	74
Associated operating cash outflows	(3)		(6)	(2)
Statement of cash flows adjustment	39	30	66	72
Restricted share units | Restructuring | TELUS technology solutions
share-based compensation
Employee benefits expense	42	32	68	74
Employee share purchase plan
share-based compensation
Employee benefits expense	8	12	16	23
Associated operating cash outflows	$ (8)	$ (12)	$ (16)	(23)
Share option awards
share-based compensation
Employee benefits expense				1
Statement of cash flows adjustment				$ 1